Nationwide Life Insurance Company of America: • Nationwide Provident VLI Separate Account – 1	Nationwide Life and Annuity Company of America: • Nationwide Provident VLI Separate Account – A • Nationwide Provident VA Separate Account – A

Prospectus supplement dated October 30, 2009

to Prospectus dated May 1, 2008
(Market Street VIP/2, NLACA Options Premier, NLACA Survivor Options Premier, NLICA Survivor Options Elite, NLICA Survivor Options Premier)

and to Prospectus dated May 1, 2009
(NLICA Options, NLICA Options Plus, NLICA Options Premier)

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective October 16, 2009, the following underlying mutual fund removed American Century Investment Management, Inc. as a subadviser to the fund:

Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Company Fund: Class IV

The other subadvisers, to this underlying mutual fund, listed in your prospectus will remain unchanged.

For further information, please contact Nationwide at:

Nationwide Life Insurance Company
One Nationwide Plaza, RR1-04-F4
Columbus, Ohio 43215
1-800-848-6331
TDD: 1-800-238-3035